Segment information (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Summary of reportable operating segments

	For the year ended March 31, 2021			For the year ended March 31, 2022				For the year ended March 31, 2023
Particulars	Wind power	Solar power	Total	Wind power	Solar power	Hydro Power(3)	Total	Wind power	Solar power	Hydro Power(3)	Transmission line	Total	Total
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(USD)

Revenue(1)	29,411	18,737	48,148	33,861	24,060	1,408	59,329	36,009	32,105	2,463	7,557	78,134	951
Revenue	29,411	18,737	48,148	33,861	24,060	1,408	59,329	36,009	32,105	2,463	7,557	78,134	951

Other income	4,198	1,030	5,228	5,730	3,128	4	8,862	6,710	2,214	12	157	9,093	111
Total income (a)	33,609	19,767	53,376	39,591	27,188	1,412	68,191	42,719	34,319	2,475	7,714	87,227	1,061

Less: Raw materials and consumables used, employee benefit and other expenses(2)	4,843	2,726	7,569	5,924	3,562	167	9,653	7,961	4,830	243	7,264	20,298	244
Total expenses (b)	4,843	2,726	7,569	5,924	3,562	167	9,653	7,961	4,830	243	7,264	20,298	247

Segment EBITDA (a) - (b)	28,766	17,041	45,807	33,667	23,626	1,245	58,538	34,758	29,489	2,232	450	66,929	814

Add: Revenue from non-reportable segments(1)			39				20					89	1
Less: Employee benefit and other expenses for non-reportable segments			(58)				(134)					(551)	(7)
Add: Other un-allocable income			1,076				984					637	8
Less: Un-allocable employee benefit and other expenses			(1,640)				(4,963)					(5,433)	(66)
Less: Depreciation and amortisation expense			(12,026)				(13,764)					(15,901)	(193)
Add / (less): Change in fair value of warrants			—				(690)					1,356	17
Less: Listing and related expenses			—				(10,512)					—	—
Less: Finance costs and fair value change in derivative instruments(2)			(38,281)				(41,712)					(49,689)	(605)
Loss before tax			(5,083)				(12,233)					(2,563)	(31)

Share in loss / (profit) of jointly controlled entities			45				—					(93)	(1)
Income tax expense			2,904				3,895					2,559	31
Loss for the year			(8,032)				(16,128)					(5,029)	(61)

Notes:

(1) Revenue as per the consolidated statement of profit or loss is the sum of revenue from reportable and non-reportable segments.

(2) Loss of INR 1,277 arising due to customers availing LPS scheme and there by extended credit period has been recognised as a segment cost as is it relates to specific assets of the segment (refer Note 38(i)).

(3) The segment information for the year ended March 31, 2022 has been revised to disclose "Hydro Power" segment separately in line with the Company's current internal reporting structure.